Putnam
OTC &
Emerging
Growth Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-99

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "During a tough time for small, emerging-growth companies, Putnam OTC & Emerging Growth Fund remained fully invested without deviating from its stated objective and investment strategy. As a result, the fund was positioned to take advantage of the sector's sharp turnaround during the semiannual period."

                               -- Michael J. Mufson, fund manager

* "The same traits that have held Putnam OTC & Emerging Growth Fund back the past few years make it an intriguing pick now. . . . The reason for the fund's rough ride lies with Putnam's investment philosophy. The firm is known for the style-specific nature of its equity offerings, and this fund is no different. . . . Unlike many of their peers, [fund managers
   Michael] Mufson and [Steven] Kirson haven't dabbled in high-flying large-cap growth stocks. . . . The fund is better positioned than most of its peers for a broadening in the market. . . Investors who give up on this fund now may wish they hadn't before long."

                               -- Morningstar Mutual Funds, January 22, 1999

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

18 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Investors are likely to remember the latter half of the 1990s as a period of contrasts, anomalies, and inversions -- sharp upswings followed by sharp downswings, conservative stocks outpacing more aggressive stocks, and market behavior running counter to conventional perceptions.

Shareholders of Putnam OTC & Emerging Growth Fund are also likely to view the period as one of frustration and anxiety. However, those who understand the importance of the fund's strict adherence to its investment strategy appreciate fund management's steadfast refusal to follow each transient, fleeting opportunity in search of quick profits. In the end, the managers believe the patience of shareholders with long-term investment horizons will eventually be rewarded.

In the following report, fund managers Michael Mufson and Steven Kirson discuss performance during the challenging environment that prevailed throughout the first half of fiscal 1999. Mike and Steve then take a generally optimistic though somewhat cautious look at prospects for the second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 17, 1999



Report from the Fund Managers
Michael J. Mufson
Steven L. Kirson

Maintaining a firm commitment to an investment strategy can be frustrating at times, but it does have its rewards. This was clearly demonstrated during the first half of Putnam OTC & Emerging Growth Fund's fiscal year. The six months ended January 31, 1999, presented investors with a tough lesson in stock market volatility as major market indexes hit euphoric highs, fell to sobering lows, and then rose again. Through it all, your fund remained true to its stated objective, even in early October, when the stocks of small emerging-growth companies struggled through some of their bleakest days. Because we stayed fully invested during those challenging times, your fund was well positioned to take advantage of a sharp turnaround in October, reaping early gains even as other investors were scurrying back to this market sector. Small-cap stocks remained strong through the end of the period, providing a boost for your fund's performance.

For the semiannual period ended January 31, 1999, the fund's class A shares provided a total return of 10.18% at net asset value (NAV) and 3.84% at public offering price (POP). For complete performance information, including results for other share classes and over longer time periods, please refer to the summary that begins on page 9.

* INVESTOR SENTIMENT STILL MISSING

Despite their improved performance over the period, small-cap stocks remained in the shadow of more liquid large-company stocks throughout 1998. While the Dow Jones Industrial Average and the S&P 500(R) Index ended the calendar year with double-digit returns, the Russell 2000, Wall Street's broad measure of small-cap stock performance, finished with a return of -2.55%. Meanwhile, the Nasdaq Composite Index, which gained 39.63% for the calendar year, would have lost more than 17% without its 10 largest companies -- a dramatic illustration of investors' preference for large-cap stocks. Once again, strategic stock selection proved beneficial for the fund, especially in strong industry sectors such as technology, telecommunications, and retail.

* SEEKING QUALITY IN INTERNET STOCKS

In the financial markets, 1998 will be remembered in part for the frenzy surrounding any stock with .com in its name. Investors' love affair with the Internet is not unfounded; the potential of this medium is almost unfathomable. It has been called the single most significant historical event since the invention of the printing press. Yet most investors have been astounded by the performance of stocks like bookseller Amazon.com, which in 1998 saw its shares rise more than 966%, and America Online, which rose 586% for the year.

When selecting Internet stocks for your fund's portfolio, we are careful to seek leaders with healthy business models, strong management teams, and a solid foothold in profitable markets. One such example among your fund's Internet holdings is Lycos, Inc., one of the fastest-growing Internet companies. Lycos recently announced a merger agreement with USA Networks, Inc., which includes the Home Shopping Network (HSN) cable channel and Ticketmaster Online CitySearch. The merger is expected to increase Lycos's household reach significantly and improve its online commerce capabilities. The Lycos Network is a family of Web sites including Lycos, Tripod, and Angelfire, which together are visited by more than 26 million people each month. The sites offer Web searching, chat rooms, e-mail, online shopping, news, and free personal homepages. Lycos also has e-commerce agreements with companies such as Barnes & Noble and licensing agreements with partners including Bertelsmann and Microsoft.


[GRAPHIC OMITTED: TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Computer
software              26.4%

Retail                 8.5%

Telecommunications     7.7%

Computer
services               6.9%

Broadcasting           6.0%

Footnote reads:
*Based on net assets as of 1/31/99. Holdings will vary over time.


Earthlink Network, Inc., another notable fund holding, is an Internet service provider with more than 800,000 subscribers throughout the United States and Canada. Its services include e-mail, business and personal Web sites, and an Internet shopping mall and gaming service. Earthlink focuses on forming promotion partnerships with media and consumer products companies.

* SPECIALTY STORES HIGHLIGHT RETAIL SECTOR

Worth noting in the fund's retail sector is Linens 'N Things, a chain of nearly 200 stores in 38 states selling bedding, towels, housewares, and other home accessories. The company is expanding its inventory, closing its smaller stores, and opening stores in new markets. Also boosting performance in the portfolio's retail sector was Guitar Center, Inc., the number-one retailer of guitars, amplifiers, drums, keyboards, and professional audio equipment. The company's superstores also sell computer hardware and software and used instruments and equipment. Guitar Center opened 12 new stores during 1998 and now operates 48 stores in 24 major markets.

An electric utility stock, Independent Energy Holdings, was also a standout in your fund's portfolio. This company generates and markets electricity, primarily to light industrial, commercial, and public sector markets in the United Kingdom. The company has doubled its generating plant capacity and opened a service center with the ability to serve up to one million customers. It has also increased its marketing campaigns in the small-business and domestic sectors. Independent Energy's continued growth prospects are strong as it works to become an established brand.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Metromedia Fiber Network, Inc., class A
Telecommunications

Peregrine Systems, Inc.
Computer software

New Era of Networks, Inc.
Computer software

Williams-Sonoma, Inc.
Retail

Chancellor Media Corp.
Broadcasting

NEXTLINK Communications, Inc., class A
Telephone services

Outdoor Systems, Inc.
Advertising

Education Management Corp.
Education

McLeod, Inc., class A
Telephone services

Visual Networks, Inc.
Computer software

Footnote reads:
These holdings represent 26.6% of the fund's net assets as of 1/31/99. Portfolio holdings will vary over time.


* CUTTING-EDGE TELECOM COMPANIES HELP BOOST RETURNS

As demand increases for Internet applications with more complex data, text, and images, companies like Metromedia Fiber Network, Inc. are flourishing. This telecommunications company provides the advanced infrastructure to support high-capacity, high-speed transmission of data through the Internet. Its networks offer a technologically advanced alternative to traditional copper-based lines. Metromedia recently announced it will lease a local distribution network in the Washington, DC, metropolitan area to America Online. Another strong telecommunications stock was that of Global TeleSystems Group, which provides telecommunications services to businesses, consumers, and other telecommunications service providers in Europe, Russia, India, and China.

* CAUTIOUS OPTIMISM FOR FISCAL YEAR'S SECOND HALF

As the fund enters the second half of fiscal 1999, we are optimistic about the state of the U.S. economy, with its low interest-rate environment and few signs of inflation on the horizon. As always, we will continue to manage the fund with a long-term perspective, seeking opportunities that may take some time to come to fruition. As the semiannual period concludes, we believe the fundamentals of the companies in which the fund invests remain strong, valuations appear attractive relative to large companies, and investor sentiment seems neutral -- a view that makes us cautiously optimistic about the fund's prospects for the remainder of the fiscal year.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/99, there is no guarantee the fund will continue to hold these securities in the future. This fund invests a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam OTC & Emerging Growth Fund is designed for investors seeking above-average growth potential through investments in common stocks of small- to medium-sized emerging growth companies.


TOTAL RETURN FOR PERIODS ENDED 1/31/99

                                Class A            Class B          Class M
Inception date                 (11/1/82)         (7/15/93)         (12/2/94)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                    10.18%    3.84%    9.79%    4.79%    9.86%    5.99%
------------------------------------------------------------------------------
1 year                      19.03    12.18    18.18    13.18    18.43    14.30
------------------------------------------------------------------------------
5 years                    112.87   100.56   105.30   103.30   107.41   100.11
Annual average              16.31    14.93    15.47    15.25    15.71    14.88
------------------------------------------------------------------------------
10 years                   400.89   372.09   363.32   363.32   374.21   357.60
Annual average              17.48    16.79    16.57    16.57    16.84    16.43
------------------------------------------------------------------------------
Life of fund              1706.68  1602.80  1468.35  1468.35  1531.10  1474.01
Annual average              19.49    19.06    18.46    18.46    18.74    18.48
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/99

                                           Russell 2000           Consumer
                                           Growth Index          Price Index
------------------------------------------------------------------------------
6 months                                       9.45%                0.86%
------------------------------------------------------------------------------
1 year                                         7.21                 1.86
------------------------------------------------------------------------------
5 years                                       65.56                12.59
Annual average                                10.61                 2.40
------------------------------------------------------------------------------
10 years                                     198.85                35.92
Annual average                                11.57                 3.12
------------------------------------------------------------------------------
Life of fund                                 418.07                67.62
Annual average                                10.65                 3.23
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/99

                                  Class A          Class B          Class M
------------------------------------------------------------------------------
Distributions (number)               1                1                1
------------------------------------------------------------------------------
Income                               --               --               --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                         0.563            0.563            0.563
------------------------------------------------------------------------------
Short-term                           --               --               --
------------------------------------------------------------------------------
 Total                           $0.563           $0.563           $0.563
------------------------------------------------------------------------------
Share value:                  NAV      POP         NAV          NAV      POP
------------------------------------------------------------------------------
7/31/98                     $17.35   $18.41      $16.61       $17.00   $17.62
------------------------------------------------------------------------------
1/31/99                      18.44    19.56       17.56        18.00    18.65
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                                Class A            Class B          Class M
Inception date                 (11/1/82)          (7/15/93)        (12/2/94)
                              NAV      POP      NAV     CDSC      NAV      POP
------------------------------------------------------------------------------
6 months                    -4.93%  -10.41%   -5.32%   -9.88%   -5.20%   -8.52%
------------------------------------------------------------------------------
1 year                      11.00     4.64    10.15     5.15    10.38     6.54
------------------------------------------------------------------------------
5 years                    104.01    92.25    96.81    94.81    98.77    91.77
Annual average              15.33    13.97    14.50    14.27    14.73    13.91
------------------------------------------------------------------------------
10 years                   397.47   368.87   359.82   359.82   370.73   354.26
Annual average              17.40    16.71    16.48    16.48    16.76    16.34
------------------------------------------------------------------------------
Life of fund              1590.09  1492.91  1367.43  1367.43  1425.99  1372.58
Annual average              19.12    18.68    18.08    18.08    18.37    18.11
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Russell 2000 Growth Index* is composed of those Russell 2000 securities with a greater-than-average growth orientation.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.




Portfolio of investments owned
January 31, 1999 (Unaudited)

COMMON STOCKS (96.7%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Advertising (3.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,824,194  Lamar Advertising Co. (NON)                                                            $   71,599,615
          3,144,882  Outdoor Systems, Inc. (NON)                                                                90,415,358
            112,100  TMP Worldwide Inc. (NON)                                                                    6,726,000
                                                                                                            --------------
                                                                                                               168,740,973

Airlines (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            593,000  Atlantic Coast Airlines Holdings (NON)                                                     18,012,375
            664,246  SkyWest, Inc.                                                                              23,954,371
                                                                                                            --------------
                                                                                                                41,966,746

Apparel (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            282,750  Bebe Stores, Inc. (NON)                                                                    10,214,344

Basic Industrial Products (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            789,970  Asyst Technologies, Inc. (NON)(AFF)                                                        21,032,951

Broadcasting (6.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,972,604  Chancellor Media Corp. (NON)                                                              113,424,730
          1,137,800  Citadel Communications Corp. (NON)                                                         28,587,325
            179,866  Clear Channel Communications, Inc. (NON)                                                   11,129,209
            463,500  Entercom Communications Corp. (NON)                                                        14,368,500
            459,000  Gemstar International Group Ltd. (NON)                                                     26,564,265
            432,900  Heftel Broadcasting Corp. Class A (NON)                                                    19,751,063
            653,000  Sinclair Broadcast Group, Inc. Class A (NON)                                               12,325,375
            778,664  Univision Communications Inc. Class A (NON)                                                34,942,547
                                                                                                            --------------
                                                                                                               261,093,014

Business Services (2.5%)
--------------------------------------------------------------------------------------------------------------------------
            151,000  Affiliated Computer Services, Inc. Class A (NON)                                            7,285,750
            369,800  Lason Holdings, Inc. (NON)                                                                 23,759,650
            160,500  NOVA Corp./Georgia (NON)                                                                    5,125,969
            716,800  Robert Half International, Inc. (NON)                                                      27,104,000
          1,038,800  Romac International, Inc. (NON)                                                            17,140,200
            694,094  Snyder Communications, Inc. (NON)                                                          27,763,760
                                                                                                            --------------
                                                                                                               108,179,329

Computer Equipment (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            708,000  Insight Enterprises, Inc. (NON)                                                            35,400,000
            446,900  NeoMagic Corp. (NON)                                                                        6,284,531
                                                                                                            --------------
                                                                                                                41,684,531

Computer Services (6.9%)
--------------------------------------------------------------------------------------------------------------------------
            900,100  Ciber, Inc. (NON)                                                                          24,752,750
            190,600  CMG Information Services, Inc. (NON)                                                       23,253,200
          2,573,951  Complete Business Solutions, Inc. (NON)(AFF)                                               77,218,530
            240,100  Covad Communications Group 144A                                                            12,665,275
            586,700  EarthLink Network, Inc. (NON)                                                              46,862,663
            585,304  Intelligroup, Inc. (NON)                                                                   10,096,494
            778,650  Keane, Inc. (NON)                                                                          25,111,463
             44,100  Network Solutions, Inc. (NON)                                                              10,628,100
            478,000  USWeb Corp. (NON)                                                                          14,579,000
            195,310  VeriSign, Inc.                                                                             18,603,278
            756,600  Whittman-Hart, Inc. (NON)                                                                  25,346,100
            212,442  Xoom.com, Inc. (NON)                                                                       12,321,636
                                                                                                            --------------
                                                                                                               301,438,489

Computer Software (26.4%)
--------------------------------------------------------------------------------------------------------------------------
             22,500  Allaire Corp. (NON)                                                                         1,155,938
          1,623,756  Aspect Development, Inc. (NON)(AFF)                                                        46,885,955
            884,025  Beyond.com Corp. (NON)                                                                     24,642,197
            243,600  Brio Technology, Inc. (NON)                                                                 6,120,450
            771,000  CBT Group PLC ADR (Ireland) (NON)                                                          13,781,625
            600,600  Citrix Systems, Inc. (NON)                                                                 54,429,375
            895,246  Compuware Corp. (NON)                                                                      59,310,048
            164,437  Computer Management Sciences                                                                2,559,051
          1,118,200  Concord Communications, Inc. (NON)(AFF)                                                    58,076,513
          1,724,066  Electronic Arts, Inc. (NON)                                                                72,680,157
          1,873,460  GeoTel Communications Corp. (NON)(AFF)                                                     73,182,031
            230,000  I2 Technologies, Inc. (NON)                                                                 8,021,250
          1,386,000  IMRglobal Corp. (NON)                                                                      35,169,750
            384,400  Information Advantage, Inc. (NON)                                                           4,564,750
            676,700  Infoseek Corp. (NON)                                                                       52,951,775
            383,200  Intuit, Inc. (NON)                                                                         34,871,200
            433,200  ISS Group, Inc. (NON)                                                                      26,858,400
            947,050  Legato Systems, Inc. (NON)                                                                 57,178,144
            571,000  Lycos, Inc. (NON)                                                                          78,227,000
            358,500  Macromedia, Inc. (NON)                                                                     12,569,906
            257,900  Micromuse, Inc. (NON)                                                                       7,882,069
          2,118,800  New Era of Networks, Inc. (NON)(AFF)                                                      127,260,425
          2,059,200  Peregrine Systems, Inc. (NON)(AFF)                                                        128,185,200
            123,300  Pervasive Software Inc. (NON)                                                               2,242,519
            466,000  Pinnacle Systems, Inc. (NON)                                                               18,640,000
             90,300  Rational Software Corp. (NON)                                                               2,985,544
          1,239,000  TSI International Software, Ltd. (NON)(AFF)                                                68,609,625
          1,975,337  Visual Networks, Inc. (NON)(AFF)                                                           79,260,397
                                                                                                            --------------
                                                                                                             1,158,301,294

Consumer Services (1.2%)
--------------------------------------------------------------------------------------------------------------------------
             13,200  MarketWatch.com, Inc. (NON)                                                                   917,400
            434,227  MemberWorks Inc. (NON)                                                                     13,895,264
            723,800  SportsLine USA, Inc. (NON)                                                                 25,966,325
            212,300  Ticketmaster Online-CitySearch (NON)                                                       13,321,825
                                                                                                            --------------
                                                                                                                54,100,814

Education (2.1%)
--------------------------------------------------------------------------------------------------------------------------
            248,800  Apollo Group, Inc. Class A (NON)                                                            6,810,900
          2,890,206  Education Management Corp. (NON)(AFF)                                                      87,248,094
                                                                                                            --------------
                                                                                                                94,058,994

Electric Utilities (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,860,500  Independent Energy Holdings PLC
                       (United Kingdom) (NON)(AFF)                                                              22,442,281

Electronic Components (5.2%)
--------------------------------------------------------------------------------------------------------------------------
            373,500  Applied Micro Circuits Corp. (NON)                                                         15,687,000
                300  ASM Lithography Holding N.V. (Netherlands) (NON)                                               13,950
            121,000  Broadcom Corp. (NON)                                                                       16,108,125
            682,600  Celestica Inc. (Canada) (NON)                                                              22,867,100
            641,600  Jabil Circuit, Inc. (NON)                                                                  45,834,300
            920,200  Micrel, Inc. (NON)                                                                         45,319,850
            315,300  MIPS Technologies, Inc. (NON)                                                              12,336,113
            413,600  Power Integrations, Inc. (NON)                                                             13,183,500
            414,000  Sipex Corp. (NON)                                                                          11,074,500
            361,694  Uniphase Corp. (NON)                                                                       32,959,366
            280,000  Veeco Instruments, Inc. (NON)                                                              15,365,000
                                                                                                            --------------
                                                                                                               230,748,804

Energy-related (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            611,010  Advanced Energy Industries, Inc. (NON)                                                     17,795,666
            436,000  CalEnergy, Inc. (NON)                                                                      13,897,500
                                                                                                            --------------
                                                                                                                31,693,166

Entertainment (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            464,000  SFX Entertainment, Inc. Class A (NON)                                                      28,652,000
            407,700  Sotheby's Holdings, Inc. Class A                                                           14,142,094
                                                                                                            --------------
                                                                                                                42,794,094

Financial Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             90,100  Net.Bank, Inc. (NON)                                                                        4,978,025
            341,000  Concord EFS, Inc. (NON)                                                                    13,853,125
                                                                                                            --------------
                                                                                                                18,831,150

Health Care (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            230,610  SteriGenics International, Inc. (NON)                                                       4,381,590

Health Care Information Systems (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            172,000  Incyte Pharmaceuticals, Inc. (NON)                                                          5,160,000

Health Care Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            297,000  CareMatrix Corp. (NON)                                                                      7,406,438
            131,200  Superior Consultant Holdings Corp. (NON)                                                    5,461,200
                                                                                                            --------------
                                                                                                                12,867,638

Home Furnishings (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          1,285,172  Select Comfort Corp. (NON)(AFF)                                                            37,430,635

Hospital Management and Medical Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            268,590  Advance Paradigm, Inc. (NON)                                                                8,527,733

Information Systems (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,187,000  Mastech Corp. (NON)                                                                        28,858,938

Lodging (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,225,600  Extended Stay America, Inc. (NON)                                                          11,413,400
            536,450  Four Seasons Hotels, Inc. (Canada)                                                         16,764,063
                                                                                                            --------------
                                                                                                                28,177,463

Medical Management Services (2.9%)
--------------------------------------------------------------------------------------------------------------------------
            775,300  NCS HealthCare, Inc. Class A (NON)                                                         16,959,688
            424,350  Pediatrix Medical Group, Inc. (NON)                                                        27,397,097
          1,261,516  Renal Care Group, Inc. (NON)                                                               39,106,965
          1,952,932  Total Renal Care Holdings, Inc. (NON)                                                      45,527,727
                                                                                                            --------------
                                                                                                               128,991,477

Medical Supplies and Devices (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            257,400  Henry Schein, Inc. (NON)                                                                   10,826,888
            415,000  Omnicare, Inc.                                                                             12,709,375
            400,898  Perclose, Inc. (NON)                                                                       16,537,043
            547,000  Sabratek Corp. (NON)(AFF)                                                                  11,247,688
                                                                                                            --------------
                                                                                                                51,320,994

Motion Picture Distribution (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            607,300  Cinar Films, Inc. Class B, (Canada) (NON)                                                  12,146,000

Networking (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            248,900  Digital River, Inc. (NON)                                                                  14,125,075
            470,500  Entrust Technologies Inc. (NON)                                                            16,585,125
            213,600  Exodus Communications, Inc. (NON)                                                          22,321,200
                                                                                                            --------------
                                                                                                                53,031,400

Networking Equipment (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            339,800  Apex PC Solutions, Inc. (NON)                                                              11,723,100
            320,775  Concur Technologies, Inc. (NON)                                                            10,104,413
            320,500  E-Tek Dynamics, Inc. (NON)                                                                  9,615,000
                                                                                                            --------------
                                                                                                                31,442,513

Pharmaceuticals and Biotechnology (2.8%)
--------------------------------------------------------------------------------------------------------------------------
            154,500  Alkermes, Inc. (NON)                                                                        4,808,813
            968,800  Coulter Pharmaceutical, Inc. (NON)(AFF)                                                    24,280,550
            313,300  Inhale Therapeutic Systems (NON)                                                           10,456,388
            165,233  Medicis Pharmaceutical Corp. Class A (NON)                                                 11,752,197
             19,900  Medimmune, Inc. (NON)                                                                         985,050
             89,600  Parexel International Corp. (NON)                                                           2,329,600
            300,000  PathoGenesis Corp. (NON)                                                                   14,662,500
            306,000  Sepracor, Inc. (NON)                                                                       35,113,500
            700,000  Serologicals Corp.                                                                         18,462,500
             60,900  Transkaryotic Therapies, Inc. (Malaysia) (NON)                                              1,827,000
                                                                                                            --------------
                                                                                                               124,678,098

Recreation (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            311,200  International Speedway Corp. Class A (NON)                                                 13,226,000

Restaurants (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            237,347  Papa Johns International, Inc. (NON)                                                        9,671,890

Retail (8.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,661,668  Bed Bath & Beyond, Inc. (NON)                                                              53,173,376
          2,304,247  Guitar Center, Inc. (NON)(AFF)                                                             61,062,546
          1,968,500  Linens 'N Things, Inc. (NON)(AFF)                                                          72,588,438
          1,478,000  Micro Warehouse, Inc. (NON)                                                                57,642,000
            486,640  Rent-Way, Inc.                                                                             12,470,150
          3,318,600  Williams-Sonoma, Inc. (NON)(AFF)                                                          115,113,938
                                                                                                            --------------
                                                                                                               372,050,448

Semiconductors (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            560,000  Photronics, Inc. (NON)                                                                     14,420,000
            141,200  QLogic Corp.                                                                               19,467,950
                                                                                                            --------------
                                                                                                                33,887,950

Telecommunication Equipment (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,109,400  Tekelec (NON)                                                                              22,188,000
            253,800  Tut Systems, Inc. (NON)                                                                    14,593,500
                                                                                                            --------------
                                                                                                                36,781,500

Telecommunications (7.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,264,700  E. Spire Communications, Inc. (NON)                                                         6,560,632
            175,000  Energis PLC, ADR (NON)                                                                     22,662,500
            763,000  Global TeleSystems Group, Inc. (NON)                                                       47,782,875
          5,139,900  Metromedia Fiber Network, Inc. Class A (NON)(AFF)                                         235,471,669
            297,000  NTL Inc. (NON)                                                                             24,688,125
                                                                                                            --------------
                                                                                                               337,165,801

Telephone Services (5.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,308,386  Intermedia Communications, Inc. (NON)                                                      18,153,856
          1,981,107  McLeod, Inc. Class A (NON)                                                                 82,339,760
          2,501,400  NEXTLINK Communications, Inc. Class A (NON)                                               110,530,859
          1,737,000  RSL Communications, Ltd. Class A (NON)                                                     44,510,625
                                                                                                            --------------
                                                                                                               255,535,100

Wireless Communications (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            912,500  American Tower Corp. Class A                                                               23,496,875
            431,000  RF Micro Devices, Inc. (NON)                                                               31,193,625
                                                                                                            --------------
                                                                                                                54,690,500
                                                                                                            --------------
                     Total Common Stocks (cost $2,690,591,650)                                              $4,247,344,642

SHORT-TERM INVESTMENTS (3.9%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $50,000,000  Federal Home Loan Mortgage Corp. for an effective
                       yield of 4.75%, March 31,1999                                                        $   49,600,111
         91,775,000  Interest in $500,000,000 Bulk Tri-party repurchase agreement dated January 29, 1999 with Lehman
                       Brothers, due February 1, 1999 with respect to
                       various U.S. Treasury obligations -- maturity value
                       of $91,810,945 for an effective yield of 4.70%                                           91,775,000
         29,047,000  Interest in $407,512,000 joint repurchase agreement dated January 29, 1999 with Warburg Securities
                       due February 1, 1999 with respect to various
                       U.S. Treasury obligations -- maturity value of
                       $29,058,377 for an effective yield of 4.70%                                              29,047,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $170,422,111)                                       $  170,422,111
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $2,861,013,761) (b)                                            $4,417,766,753
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $4,390,843,022.

  (b) The aggregate identified cost on a tax basis is $2,882,921,601, resulting in gross unrealized appreciation and depreciation of $1,636,931,325 and $102,086,173, respectively, or net unrealized appreciation of $1,534,845,152.

(NON) Non-income-producing security.

(AFF) Affiliated Companies (Note 5).

      ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,861,013,761) (Note 1)                                        $4,417,766,753
-----------------------------------------------------------------------------------------------
Cash                                                                                    400,556
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               10,047,478
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       88,401,026
-----------------------------------------------------------------------------------------------
Total assets                                                                      4,516,615,813

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    106,026,144
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           15,324,413
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,953,094
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              473,257
-----------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                           52,033
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,738
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,815,717
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  125,395
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   125,772,791
-----------------------------------------------------------------------------------------------
Net assets                                                                       $4,390,843,022

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $3,197,894,002
-----------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                            (19,249,247)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investment (Note 1)                               (344,554,725)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        1,556,752,992
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $4,390,843,022

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,677,778,005 divided by 145,189,245 shares)                                           $18.44
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $18.44)*                                  $19.56
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,336,551,135 divided by 76,105,987 shares)**                                          $17.56
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($270,883,712 divided by 15,048,498 shares)                                              $18.00
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $18.00)*                                  $18.65
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($105,630,170 divided by 5,682,681 shares)                                               $18.59
-----------------------------------------------------------------------------------------------

  * On single retail sale of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (including dividend income of $547,391 from
investments in affiliated issuers) (Note 5)                                        $    620,801
-----------------------------------------------------------------------------------------------
Interest                                                                              2,541,154
-----------------------------------------------------------------------------------------------
Total investment income                                                               3,161,955

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      9,949,691
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,756,112
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                       45,121
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         16,501
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 2,778,945
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 5,495,220
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   816,758
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 120,751
-----------------------------------------------------------------------------------------------
Auditing                                                                                 55,670
-----------------------------------------------------------------------------------------------
Legal                                                                                     7,183
-----------------------------------------------------------------------------------------------
Postage                                                                                 302,425
-----------------------------------------------------------------------------------------------
Other                                                                                   357,731
-----------------------------------------------------------------------------------------------
Total expenses                                                                       22,702,108
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (290,906)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         22,411,202
-----------------------------------------------------------------------------------------------
Net investment loss                                                                 (19,249,247)
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1, 3, and 5)(including realized
loss of $202,337,441 on sales of investments in affiliated issuers)                (322,288,243)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                        759,765,430
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             437,477,187
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $418,227,940
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                     January 31         July 31
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                              $  (19,249,247) $  (37,772,092)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                            (322,288,243)    416,773,342
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                           759,765,430     (81,123,514)
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                418,227,940     297,877,736
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (81,200,131)             --
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (41,772,635)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (8,354,655)             --
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (3,100,361)             --
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    66,490,177      74,433,423
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                        350,290,335     372,311,159

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               4,040,552,687   3,668,241,528
---------------------------------------------------------------------------------------------------------------
End of period (accumulated net investment loss of
$19,249,247 and $--, respectively)                                               $4,390,843,022  $4,040,552,687
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                  ended
Per-share                       January 31
operating performance           (Unaudited)                                    Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $17.35           $16.02           $14.80           $14.17           $10.15           $10.72
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                 (.06)(c)         (.12)            (.12)(c)         (.08)(c)         (.07)            (.06)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          1.71             1.45             2.42             2.42             4.95              .69
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               1.65             1.33             2.30             2.34             4.88              .63
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                 (.56)              --            (1.08)           (1.71)            (.86)           (1.20)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.56)              --            (1.08)           (1.71)            (.86)           (1.20)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $18.44           $17.35           $16.02           $14.80           $14.17           $10.15
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             10.18*            8.30            16.33            17.12            51.32             4.83
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $2,677,778       $2,478,340       $2,271,206       $1,479,770         $730,188         $412,706
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .51*            1.00             1.16             1.11             1.14             1.16
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)           (.41)*           (.70)            (.79)            (.53)            (.62)            (.97)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             54.58*          106.29           112.84           199.52           116.10            76.66
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996, and thereafter include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended
Per-share                        January 31
operating performance            (Unaudited)                                    Year ended July 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $16.61           $15.45           $14.41           $13.92           $10.06           $10.70
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                 (.11)(c)         (.24)            (.22)(c)         (.20)(c)         (.10)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          1.62             1.40             2.34             2.40             4.82              .63
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               1.51             1.16             2.12             2.20             4.72              .56
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                 (.56)              --            (1.08)           (1.71)            (.86)           (1.20)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.56)              --            (1.08)           (1.71)            (.86)           (1.20)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $17.56           $16.61           $15.45           $14.41           $13.92           $10.06
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              9.79*            7.51            15.49            16.37            50.13             4.15
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,336,551       $1,231,504       $1,116,849         $641,576         $160,197          $42,115
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .88*            1.75             1.91             1.89             1.90             1.94
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)           (.78)*          (1.45)           (1.55)           (1.29)           (1.37)           (1.71)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             54.58*          106.29           112.84           199.52           116.10            76.66
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996, and thereafter include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                 Six months
                                                    ended                                                          For the period
Per-share                                        January 31                                                         Dec. 2, 1994+
operating performance                            (Unaudited)                   Year ended July 31                    to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $17.00           $15.78           $14.66           $14.11           $11.10
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                  (.10)(c)         (.20)(c)         (.19)(c)         (.16)(c)         (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           1.66             1.42             2.39             2.42             3.92
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.56             1.22             2.20             2.26             3.87
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                  (.56)              --            (1.08)           (1.71)            (.86)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.56)              --            (1.08)           (1.71)            (.86)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $18.00           $17.00           $15.78           $14.66           $14.11
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                               9.86*            7.73            15.78            16.58            37.79*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $270,884         $231,452         $177,325          $60,432           $3,111
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .76*            1.50             1.66             1.68             1.10*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                            (.67)*          (1.20)           (1.30)           (1.06)            (.66)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              54.58*          106.29           112.84           199.52           116.10
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996, and thereafter include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Six months
                                                                     ended                                         For the period
Per-share                                                         January 31                                        July 12, 1996+
operating performance                                             (Unaudited)           Year ended July 31           to July 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $17.46           $16.08           $14.81           $15.65
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                   (.04)(c)         (.08)            (.09)(c)           --(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            1.73             1.46             2.44             (.84)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.69             1.38             2.35             (.84)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                                                   (.56)              --            (1.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.56)              --            (1.08)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $18.59           $17.46           $16.08           $14.81
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                               10.35*            8.58            16.67            (5.37)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $105,630          $99,256         $102,862             $150
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .38*             .75              .91              .07*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                                             (.28)*           (.46)            (.53)            (.02)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               54.58*          106.29           112.84           199.52
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended July 31, 1996, and thereafter include amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
January 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam OTC & Emerging Growth (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation through investments in common stocks of small to medium-sized emerging growth companies traded in the over-the-counter (OTC) market and common stocks of emerging growth companies listed on securities exchanges.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares and class B shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam Funds and other certain accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1999, fund expenses were reduced by $290,906 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,270 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, and 1.00% of the average net assets attributable to class A, class B, and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended January 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $371,412 and $15,181 from the sale of class A and class M shares, respectively and received $1,376,939 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $42,651 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended January 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $1,956,708,587 and $2,093,655,216 respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At January 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     58,017,359      $ 880,662,016
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,044,935         77,439,756
-----------------------------------------------------------------------------
                                                63,062,294        958,101,772

Shares
repurchased                                    (60,733,059)      (936,024,279)
-----------------------------------------------------------------------------
Net increase                                     2,329,235      $  22,077,493
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    143,892,543    $ 2,407,650,178
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                               143,892,543      2,407,650,178

Shares
repurchased                                   (142,804,696)    (2,391,464,794)
-----------------------------------------------------------------------------
Net increase                                     1,087,847    $    16,185,384
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     16,253,531      $ 234,895,303
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,584,108         37,805,501
-----------------------------------------------------------------------------
                                                18,837,639        272,700,804

Shares
repurchased                                    (16,892,929)      (247,072,453)
-----------------------------------------------------------------------------
Net increase                                     1,944,710      $  25,628,351
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     41,295,474      $ 669,049,473
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                41,295,474        669,049,473

Shares
repurchased                                    (39,437,588)      (638,068,530)
-----------------------------------------------------------------------------
Net increase                                     1,857,886      $  30,980,943
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      7,575,640      $ 112,089,054
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      546,764          8,195,989
-----------------------------------------------------------------------------
                                                 8,122,404        120,285,043

Shares
repurchased                                     (6,692,214)      (101,753,787)
-----------------------------------------------------------------------------
Net increase                                     1,430,190      $  18,531,256
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     13,427,257      $ 222,524,852
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                13,427,257        222,524,852

Shares
repurchased                                    (11,049,177)      (183,251,875)
-----------------------------------------------------------------------------
Net increase                                     2,378,080      $  39,272,977
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,540,504       $ 24,151,671
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      200,411          3,100,361
-----------------------------------------------------------------------------
                                                 1,740,915         27,252,032

Shares
repurchased                                     (1,743,364)       (26,998,955)
-----------------------------------------------------------------------------
Net increase
(decrease)                                          (2,449)      $    253,077
-----------------------------------------------------------------------------

                                                           Year ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,752,755       $ 30,130,138
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 1,752,755         30,130,138

Shares
repurchased                                     (2,463,763)       (42,136,019)
-----------------------------------------------------------------------------
Net decrease                                      (711,008)      $(12,005,881)
-----------------------------------------------------------------------------

Note 5
Transactions with Affiliated Companies

Transactions during the period with companies in the fund owned at least 5% of the voting securities were as follows:




                                                 Purchase              Sales            Dividend             Market
Name                                                 cost               cost              Income              Value
-------------------------------------------------------------------------------------------------------------------
Aspect Development, Inc.                     $ 11,768,288       $ 11,096,374            $     --     $   46,885,955
Asyst Technologies, Inc.                       15,143,963                 --                  --         21,032,951
Cinar Films, Inc. Class B                      13,331,835                 --                  --         12,146,000
Citadel Communications Corp.                   12,954,907                 --                  --         28,587,325
Complete Business Solutions                     7,120,290                 --                  --         77,218,530
Computer Learning Centers, Inc.                        --         17,286,498                  --                 --
Computer Management Sciences                           --         17,704,576                  --          2,559,051
Concord Communications, Inc.                   29,244,362                 --                  --         58,076,513
Coulter Pharmaceuticals, Inc.                          --                 --                  --         24,280,550
Data Dimensions                                        --         12,681,990                  --                 --
Dave & Buster's, Inc.                                  --         16,555,867                  --                 --
ECsoft Group PLC ADR                                   --         17,597,434                  --                 --
Education Management Corp.                      1,840,053          9,216,247                  --         87,248,094
E. Spire Communications, Inc.                           --        21,768,200                  --          6,560,632
Geo Tel Communications Corp.                   22,273,044         11,479,571                  --         73,182,031
Guitar Center, Inc.                             4,597,279                 --                  --         61,062,546
Hain Food Group, Inc. (The)                            --         13,420,395                  --                 --
Independent Energy Holdings
PLC ADR                                           180,000                 --                 --          22,442,281
Inspire Insurance Solutions                    25,498,817         38,960,429                  --                 --
Intelligroup Inc.                              24,007,086         14,487,201                  --         10,096,494
Linens 'N Things, Inc.                          7,174,107         21,528,238                  --         72,588,438
Metromedia Fiber Network, Inc.
Class A                                        15,658,107          3,675,422                  --        235,471,669
Michaels Stores, Inc.                           9,915,481         61,562,766                  --                 --
Micrel, Inc.                                   32,209,234          4,417,448                  --         45,319,850
NCS Healthcare Inc. Class A                     9,777,280         19,080,079                  --         16,959,688
New Era of Networks, Inc.                      32,410,182         15,217,403                  --        127,260,425
Perclose, Inc.                                         --          5,359,319                  --         16,537,043
Peregrine Systems, Inc.                        45,349,168         17,129,974                  --        128,185,200
Premisys Communications, Inc.                          --         63,101,007                  --                 --
Resource America, Inc.                                 --         23,328,237              33,030                 --
Sabratek Corp.                                    796,843                 --                  --         11,247,688
Select Comfort Corp.                           30,087,206                 --                  --         37,430,635
Sirrom Capital Corp.                                   --         46,618,453             514,361                 --
SPR Inc                                           670,000         23,413,223                  --                 --
Strayer Education, Inc.                                --         10,806,463                  --                 --
Theragenics Corp,                              25,309,311         25,309,311                  --                 --
Timberland Co. (The) Class A                           --         62,359,691                  --                 --
TSI International Software, Ltd.                5,971,401                 --                  --         68,609,625
Viasoft, Inc.                                          --         52,125,915                  --                 --
Visual Networks, Inc.                          25,417,880          9,068,148                  --         79,260,397
Walker Interactive Systems, Inc.                       --         15,733,827                  --                 --
Williams-Sonoma, Inc.                           6,068,287          6,553,730                  --        115,113,938
-------------------------------------------------------------------------------------------------------------------
  Totals                                     $414,774,411       $688,643,436            $547,391     $1,485,363,549
-------------------------------------------------------------------------------------------------------------------




Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Daniel L. Miller
Vice President

Michael J. Mufson
Vice President and Fund Manager

Steven L. Kirson
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam OTC & Emerging Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

SA014-49951-024/227/673 3/99



PUTNAM INVESTMENTS                                    [SCALE LOGO OMITTED]
--------------------------------------------------------------------------
Putnam OTC & Emerging Growth Fund
Supplement to Semiannual Report dated 1/31/99

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
--------------------------------------------------------------------------
Total return
for periods ended 1/31/99                              NAV

6 months                                             10.35%
1 year                                               19.37
5 years                                             114.51
Annual average                                       16.49
10 years                                            404.76
Annual average                                       17.58
Life of fund (since class A inception, 11/1/82)    1720.16
Annual average                                       19.55
--------------------------------------------------------------------------
Share value:                                        NAV

7/31/98                                             $17.46
1/31/99                                             $18.59
--------------------------------------------------------------------------

Distributions:       No.     Income       Capital gains       Total
                     1       $0.000           $0.563         $0.563
--------------------------------------------------------------------------

Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflects an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.